UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7876
                                   ----------

                           TEMPLETON CHINA WORLD FUND
                     --------------------------------------
              (Exact name of registrant as specified in charter)


             500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 8/31/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS


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                                                                 AUGUST 31, 2003
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[PHOTO OMITTED]



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         ANNUAL REPORT AND SHAREHOLDER LETTER     |     INTERNATIONAL
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                                    TEMPLETON
                                CHINA WORLD FUND
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                                 [LOGO OMITTED]
                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

Franklin Templeton Investments


GAIN FROM OUR PERSPECTIVE



Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.


SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.


TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.


RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.




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MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
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                                [PHOTO OMITTED]


Not part of the annual report


Contents

SHAREHOLDER LETTER ..............    1

Important Notice to Shareholders     3


ANNUAL REPORT

Templeton China World Fund ......    4

Performance Summary .............    8

Financial Highlights &
Statement of Investments ........   13

Financial Statements ............   19

Notes to Financial Statements ...   22

Independent Auditors' Report ....   29

Tax Designation .................   30

Board Members and Officers ......   36

Proxy Voting Policies and
Procedures ......................   42


--------------------------------------------------------------------------------

Annual Report

Templeton China World Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Templeton China World Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of "China companies."


--------------------------------------------------------------------------------
GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 8/31/03

China .................... 36.8%
Hong Kong ................ 23.0%
Taiwan ................... 12.4%
Short-Term Investments &
Other Net Assets ......... 27.8%

--------------------------------------------------------------------------------


We are pleased to bring you Templeton China World Fund's annual report for the fiscal year ended August 31, 2003.


PERFORMANCE OVERVIEW

For the 12 months under review, Templeton China World Fund - Class A delivered a +43.08% cumulative total return, as shown in the Performance Summary beginning on page 8. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) China Free Index, which posted a 28.35% total return for the same period.1







1. Source: Standard & Poor's Micropal. The unmanaged MSCI China Free Index is market capitalization-weighted and measures total returns of equity securities available to foreign (non-local) investors in China. The index includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.




4 |  Annual Report



TOP 10 EQUITY HOLDINGS
8/31/03

-----------------------------------------------------------
  COMPANY                                        % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY                       NET ASSETS
-----------------------------------------------------------
  China Petroleum & Chemical Corp., H                  9.9%
     OIL & GAS, CHINA
-----------------------------------------------------------
  Dairy Farm International Holdings Ltd.               8.6%
     FOOD & DRUG RETAILING, HONG KONG
-----------------------------------------------------------
  PetroChina Co. Ltd., H                               4.5%
     OIL & GAS, CHINA
-----------------------------------------------------------
  China Merchants Holdings (International)             3.7%
  Co. Ltd.
     INDUSTRIAL CONGLOMERATES, CHINA
-----------------------------------------------------------
  Cheung Kong Infrastructure Holdings Ltd.             3.6%
     CONSTRUCTION MATERIALS, HONG KONG
-----------------------------------------------------------
  Beijing Datang Power Generation Co.                  3.5%
  Ltd., H
     ELECTRIC UTILITIES, CHINA
-----------------------------------------------------------
  Asustek Computer Inc.                                2.5%
     COMPUTERS & PERIPHERALS, TAIWAN
-----------------------------------------------------------
  Guangshen Railway Co. Ltd., H                        2.5%
     ROAD & RAIL, CHINA
-----------------------------------------------------------
  Hong Kong & Shanghai Hotels Ltd.                     2.3%
     HOTELS, RESTAURANTS & LEISURE, HONG KONG
-----------------------------------------------------------
  China Mobile (Hong Kong) Ltd.                        2.3%
     WIRELESS TELECOMMUNICATION SERVICES, CHINA
-----------------------------------------------------------




ECONOMIC AND MARKET OVERVIEW

China continued to be one of the fastest-growing economies globally as the nation reported 8.2% annualized gross domestic product (GDP) growth in second quarter 2003 compared with the same quarter in 2002, mainly due to increased foreign direct investment, strong export growth and robust consumer demand.2 Many multinational companies seemed attracted to China, resulting in increased foreign direct investment. Data from January through August 2003 compared with the same period in the previous year indicated that exports grew 32.4% while imports rose 40.6%. 3

Taiwan's economy, which registered 3.5% annualized GDP growth during first quarter 2003 compared with first quarter 2002, slowed as domestic demand weakened during the severe acute respiratory syndrome (SARS) outbreak. Second quarter 2003 GDP shrank an annualized 0.1% compared with second quarter 2002.4 Aimed at attracting foreign investors to Taiwan's financial markets, the Securities and Futures Commission and the Taiwan Central Bank eased the qualifications and application process of its Qualified Foreign Institutional Investor program. Similarly, SARS also impacted Hong Kong's economy, with second quarter 2003 GDP contracting 0.5% annualized compared with one year earlier, after growing 4.5% annualized during first quarter 2003. 5

During the reporting period, equity markets in the greater China region, while recording positive returns, did not perform on par with their emerging market counterparts. This was mainly due to SARS' short-term effects. Market reaction to the outbreak seemed disproportionate to its economic impact, with panic-selling exerting pressure on regional markets. However, as health authorities brought the virus' spread under control, bargain investors appeared to return in search of oversold stocks, allowing regional markets to rebound and end the period with gains.


INVESTMENT STRATEGY

Our investment strategy employs a "bottom-up," value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look for investments, we consider specific companies, rather than sectors, while doing in-depth research to construct an action list from which we make our buy decisions. Before we make a purchase, we look at the company's potential for earnings and growth over a five-year horizon.





2. Source: National Bureau of Statistics of China.
3. Source: Custom Statistics China.
4. Source: Taiwan Directorate General for Budget, Accounting and Statistics.
5. Source: Hong Kong Census and Statistics Department.



                                                               Annual Report | 5

MANAGER'S DISCUSSION

During the year under review, we decreased the Fund's exposure to China H shares (Hong Kong-listed Chinese companies), as some valuations rose after the market's recent strong performance. Key sales included Tsingtao Brewery, Zhejiang Expressway, China Petroleum & Chemical (Sinopec), Angang New Steel and Jiangsu Expressway. These sales also reduced our exposure to the industrials sector. However, we still held 27.8% in China H shares as of August 31, 2003. Other sales included Hong Kong's Dairy Farm International Holdings, as gains were realized, and Red Chip shares (Hong Kong-listed companies with significant exposure to China) Cosco Pacific and China Pharmaceutical.

We increased the Fund's exposure to Taiwan as many stocks declined in value due largely to SARS concerns. Technology, Taiwan's largest sector, became attractive as signs of a recovering global technology sector appeared. Key purchases included Asustek Computer, the world's largest PC motherboard manufacturer; D-Link, the largest networking manufacturer outside the U.S.; and Delta Electronics, the world's largest notebook PC adapter manufacturer.

Performance-wise, our overweighted positions in Dairy Farm and Sinopec Beijing Yanhua Petrochemical relative to the benchmark benefited the Fund. The Fund's underweighted position in China Mobile compared to its benchmark also contributed to Fund performance. However, our relatively underweighted positions in PetroChina, China Everbright and Huaneng Power International negatively impacted Fund performance.

By industry, the Fund's holdings in the consumer staples, energy and industrials sectors yielded the greatest contribution relative to the benchmark during the period. In consumer staples, Hong Kong's Dairy Farm and China H Tsingtao Brewery generated positive performance. The strongest contributor in energy was China H China Petroleum & Chemical. Hong Kong's Cosco Pacific as well as China H shares Jiangsu Expressway and Zhejiang Expressway led performance in industrials. Conversely, the Fund's holdings in the financial sector underperformed.



6 |  Annual Report

The Fund completed its conversion from a closed-end fund into an open-end fund after the close of business on August 8, 2003. As expected, the Fund saw moderate redemption activity in the first few weeks after the conversion. Cash requirements were adequately met as the Fund had held higher cash levels in anticipation of such redemption requests.

Of course, investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. Investing in emerging markets, particularly "China companies," also entails special considerations, including risks related to market and currency volatility, adverse economic, social and political developments, and the market's relatively small size and lesser liquidity.

Thank you for your continued participation in Templeton China World Fund. We look forward to serving your future investment needs.



[PHOTO OF MARK MOBIUS OMITTED]

/S/Mark Mobius

Mark Mobius
Portfolio Manager
Templeton China World Fund




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.




                                                               Annual Report | 7

Performance Summary as of 8/31/03

Effective after the close of business on August 8, 2003, Templeton China World Fund, Inc. (Closed-End Fund) was converted into an open-end fund in a transaction whereby the Closed-End Fund transferred all of its assets, subject to its liabilities, to the Fund in exchange for Advisor Class shares. Total return information is based upon the Closed-End Fund's performance (as calculated using net asset values, not market values), which has been restated to reflect all charges, fees and expenses currently applicable to the Fund and each class.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION
----------------------------------------------------------------------------------------------------
  CLASS A                                                  CHANGE           8/31/03         8/31/02 1
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$4.24            $14.89           $10.65
----------------------------------------------------------------------------------------------------
  CLASS B                                                  CHANGE           8/31/03         8/31/02 1
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$4.23            $14.88           $10.65
----------------------------------------------------------------------------------------------------
  CLASS C                                                  CHANGE           8/31/03         8/31/02 1
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$4.23            $14.88           $10.65
----------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                            CHANGE           8/31/03         8/31/02 1
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$4.25            $14.90           $10.65
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/02-8/31/03)
----------------------------------------------------------------------------------------------------
  Dividend Income                            $0.3164
----------------------------------------------------------------------------------------------------




8 | Past performance does not guarantee future results. | Annual Report


Performance Summary (CONTINUED)

PERFORMANCE 2
-----------------------------------------------------------------------------------------------------
  CLASS A                                1-YEAR          5-YEAR         10-YEAR    INCEPTION (9/9/93)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 3             +43.08%        +158.56%              --           +45.67%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 4         +34.85%         +19.50%              --            +3.23%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 5         $13,485         $24,369              --           $13,730
-----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 6    +39.38%         +17.13%          +3.27%                --
-----------------------------------------------------------------------------------------------------
  CLASS B                                1-YEAR          5-YEAR         10-YEAR    INCEPTION (9/9/93)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 3             +42.10%        +149.60%              --           +36.20%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 4         +38.10%         +19.88%              --            +3.14%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 5         $13,810         $24,760              --           $13,620
-----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 6    +42.96%         +17.50%          +3.18%                --
-----------------------------------------------------------------------------------------------------
  CLASS C                                1-YEAR          5-YEAR         10-YEAR    INCEPTION (9/9/93)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 3             +42.10%        +149.59%              --           +34.37%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 4         +39.69%         +19.83%              --            +2.90%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 5         $13,969         $24,710              --           $13,303
-----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 6    +44.41%         +17.45%          +2.94%                --
-----------------------------------------------------------------------------------------------------
  ADVISOR CLASS                          1-YEAR          5-YEAR         10-YEAR    INCEPTION (9/9/93)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 3             +43.65%        +163.60%              --           +52.22%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 4         +43.65%         +21.39%              --            +4.30%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 5         $14,365         $26,360              --           $15,222
-----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 6    +48.63%         +19.01%          +4.35%                --
-----------------------------------------------------------------------------------------------------


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


         Annual Report | Past performance does not guarantee future results. | 9

Performance Summary (CONTINUED)

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.



AVERAGE ANNUAL TOTAL RETURN2
--------------------------------------
  CLASS A                     8/31/03
--------------------------------------
  1-Year                      +34.85%
--------------------------------------
  5-Year                      +19.50%
--------------------------------------
  Since Inception (9/9/93)     +3.23%


CLASS A (9/9/93-8/31/03)

  [LINE GRAPH OMITTED]

                Templeton China World         MSCI China
Date            Fund-Class A                  Free Index 7
09/09/93        $9,425                        $10,000
09/30/93        $9,401                        $10,494
10/31/93        $9,844                        $11,508
11/30/93        $9,972                        $12,457
12/31/93        $12,128                       $15,487
01/31/94        $11,459                       $13,430
02/28/94        $10,630                       $12,707
03/31/94        $9,642                        $10,388
04/30/94        $9,296                        $10,151
05/31/94        $9,532                        $10,621
06/30/94        $9,167                        $9,468
07/31/94        $9,569                        $10,573
08/31/94        $9,944                        $11,181
09/30/94        $9,946                        $11,329
10/31/94        $9,823                        $10,891
11/30/94        $8,663                        $9,472
12/31/94        $8,275                        $8,298
01/31/95        $7,587                        $7,152
02/28/95        $8,194                        $7,972
03/31/95        $8,299                        $7,985
04/30/95        $7,881                        $7,146
05/31/95        $8,509                        $8,421
06/30/95        $8,511                        $8,323
07/31/95        $8,899                        $8,738
08/31/95        $8,749                        $8,230
09/30/95        $8,839                        $7,872
10/31/95        $8,752                        $7,384
11/30/95        $8,703                        $6,864
12/31/95        $8,882                        $6,546
01/31/96        $9,882                        $7,549
02/29/96        $9,780                        $7,773
03/31/96        $9,493                        $7,415
04/30/96        $9,718                        $7,023
05/31/96        $9,801                        $7,345
06/30/96        $9,923                        $7,462
07/31/96        $9,814                        $7,201
08/31/96        $9,928                        $7,178
09/30/96        $10,197                       $7,095
10/31/96        $10,653                       $6,920
11/30/96        $11,978                       $7,719
12/31/96        $12,423                       $8,999
01/31/97        $12,300                       $8,799
02/28/97        $12,395                       $9,058
03/31/97        $11,972                       $8,796
04/30/97        $12,452                       $9,958
05/31/97        $13,024                       $9,846
06/30/97        $12,809                       $10,066
07/31/97        $13,534                       $11,444
08/31/97        $13,327                       $12,119
09/30/97        $13,151                       $10,104
10/31/97        $9,240                        $8,463
11/30/97        $8,862                        $6,931
12/31/97        $8,661                        $6,726
01/31/98        $6,904                        $5,015
02/28/98        $8,956                        $6,795
03/31/98        $8,824                        $6,619
04/30/98        $8,110                        $5,938
05/31/98        $6,847                        $5,158
06/30/98        $6,345                        $4,354
07/31/98        $5,979                        $3,566
08/31/98        $5,309                        $2,600
09/30/98        $5,879                        $3,724
10/31/98        $7,198                        $4,095
11/30/98        $7,488                        $4,225
12/31/98        $6,958                        $3,876
01/31/99        $6,251                        $3,156
02/28/99        $6,240                        $3,022
03/31/99        $6,808                        $3,433
04/30/99        $8,415                        $4,295
05/31/99        $7,917                        $4,305
06/30/99        $9,116                        $6,322
07/31/99        $8,618                        $5,532
08/31/99        $8,492                        $5,488
09/30/99        $7,978                        $5,269
10/31/99        $7,900                        $4,843
11/30/99        $8,731                        $4,751
12/31/99        $9,715                        $4,393
01/31/00        $9,506                        $4,202
02/29/00        $9,838                        $3,430
03/31/00        $10,293                       $3,509
04/30/00        $9,165                        $3,840
05/31/00        $8,860                        $3,909
06/30/00        $9,411                        $4,431
07/31/00        $9,733                        $4,347
08/31/00        $9,993                        $4,170
09/30/00        $9,309                        $3,663
10/31/00        $8,413                        $3,492
11/30/00        $8,268                        $3,027
12/31/00        $8,609                        $3,052
01/31/01        $9,059                        $3,494
02/28/01        $9,455                        $3,175
03/31/01        $9,023                        $2,660
04/30/01        $9,392                        $2,930
05/31/01        $10,152                       $3,010
06/30/01        $9,978                        $3,110
07/31/01        $8,916                        $2,688
08/31/01        $8,449                        $2,107
09/30/01        $8,011                        $2,035
10/31/01        $8,641                        $2,087
11/30/01        $8,745                        $2,290
12/31/01        $8,512                        $2,298
01/31/02        $8,914                        $2,082
02/28/02        $9,199                        $2,099
03/31/02        $9,502                        $2,217
04/30/02        $10,120                       $2,314
05/31/02        $10,484                       $2,350
06/30/02        $10,263                       $2,271
07/31/02        $9,942                        $2,172
08/31/02        $9,594                        $2,129
09/30/02        $9,300                        $1,960
10/31/02        $9,395                        $1,971
11/30/02        $9,702                        $2,053
12/31/02        $9,953                        $1,975
01/31/03        $10,490                       $2,070
02/28/03        $10,732                       $2,018
03/31/03        $10,608                       $1,940
04/30/03        $10,658                       $1,943
05/31/03        $11,550                       $2,191
06/30/03        $11,929                       $2,331
07/31/03        $13,039                       $2,563
08/31/03        $13,730                       $2,733



AVERAGE ANNUAL TOTAL RETURN 2
--------------------------------------
  CLASS B                     8/31/03
--------------------------------------
  1-Year                      +38.10%
--------------------------------------
  5-Year                      +19.88%
--------------------------------------
  Since Inception (9/9/93)     +3.14%


  CLASS B (9/9/93-8/31/03)

  [LINE GRAPH OMITTED]

                Templeton China World      MSCI China
Date            Fund-Class B               Free Index 7
09/09/93        $10,000                    $10,000
09/30/93        $9,971                     $10,494
10/31/93        $10,436                    $11,508
11/30/93        $10,566                    $12,457
12/31/93        $12,842                    $15,487
01/31/94        $12,127                    $13,430
02/28/94        $11,244                    $12,707
03/31/94        $10,193                    $10,388
04/30/94        $9,822                     $10,151
05/31/94        $10,064                    $10,621
06/30/94        $9,673                     $9,468
07/31/94        $10,092                    $10,573
08/31/94        $10,482                    $11,181
09/30/94        $10,478                    $11,329
10/31/94        $10,297                    $10,891
11/30/94        $9,075                     $9,472
12/31/94        $8,660                     $8,298
01/31/95        $7,935                     $7,152
02/28/95        $8,566                     $7,972
03/31/95        $8,670                     $7,985
04/30/95        $8,230                     $7,146
05/31/95        $8,880                     $8,421
06/30/95        $8,878                     $8,323
07/31/95        $9,277                     $8,738
08/31/95        $9,115                     $8,230
09/30/95        $9,205                     $7,872
10/31/95        $9,097                     $7,384
11/30/95        $9,042                     $6,864
12/31/95        $9,220                     $6,546
01/31/96        $10,252                    $7,549
02/29/96        $10,142                    $7,773
03/31/96        $9,838                     $7,415
04/30/96        $10,067                    $7,023
05/31/96        $10,148                    $7,345
06/30/96        $10,269                    $7,462
07/31/96        $10,150                    $7,201
08/31/96        $10,262                    $7,178
09/30/96        $10,535                    $7,095
10/31/96        $10,983                    $6,920
11/30/96        $12,343                    $7,719
12/31/96        $12,791                    $8,999
01/31/97        $12,658                    $8,799
02/28/97        $12,749                    $9,058
03/31/97        $12,307                    $8,796
04/30/97        $12,793                    $9,958
05/31/97        $13,374                    $9,846
06/30/97        $13,145                    $10,066
07/31/97        $13,881                    $11,444
08/31/97        $13,662                    $12,119
09/30/97        $13,473                    $10,104
10/31/97        $9,431                     $8,463
11/30/97        $9,041                     $6,931
12/31/97        $8,822                     $6,726
01/31/98        $7,028                     $5,015
02/28/98        $9,113                     $6,795
03/31/98        $8,974                     $6,619
04/30/98        $8,243                     $5,938
05/31/98        $6,955                     $5,158
06/30/98        $6,441                     $4,354
07/31/98        $6,066                     $3,566
08/31/98        $5,383                     $2,600
09/30/98        $5,959                     $3,724
10/31/98        $7,284                     $4,095
11/30/98        $7,574                     $4,225
12/31/98        $7,031                     $3,876
01/31/99        $6,314                     $3,156
02/28/99        $6,299                     $3,022
03/31/99        $6,869                     $3,433
04/30/99        $8,487                     $4,295
05/31/99        $7,981                     $4,305
06/30/99        $9,185                     $6,322
07/31/99        $8,679                     $5,532
08/31/99        $8,547                     $5,488
09/30/99        $8,025                     $5,269
10/31/99        $7,940                     $4,843
11/30/99        $8,770                     $4,751
12/31/99        $9,748                     $4,393
01/31/00        $9,534                     $4,202
02/29/00        $9,861                     $3,430
03/31/00        $10,312                    $3,509
04/30/00        $9,177                     $3,840
05/31/00        $8,866                     $3,909
06/30/00        $9,414                     $4,431
07/31/00        $9,730                     $4,347
08/31/00        $9,984                     $4,170
09/30/00        $9,295                     $3,663
10/31/00        $8,395                     $3,492
11/30/00        $8,245                     $3,027
12/31/00        $8,579                     $3,052
01/31/01        $9,022                     $3,494
02/28/01        $9,412                     $3,175
03/31/01        $8,977                     $2,660
04/30/01        $9,339                     $2,930
05/31/01        $10,090                    $3,010
06/30/01        $9,912                     $3,110
07/31/01        $8,851                     $2,688
08/31/01        $8,383                     $2,107
09/30/01        $7,946                     $2,035
10/31/01        $8,571                     $2,087
11/30/01        $8,674                     $2,290
12/31/01        $8,443                     $2,298
01/31/02        $8,842                     $2,082
02/28/02        $9,125                     $2,099
03/31/02        $9,425                     $2,217
04/30/02        $10,038                    $2,314
05/31/02        $10,399                    $2,350
06/30/02        $10,180                    $2,271
07/31/02        $9,861                     $2,172
08/31/02        $9,516                     $2,129
09/30/02        $9,225                     $1,960
10/31/02        $9,319                     $1,971
11/30/02        $9,624                     $2,053
12/31/02        $9,873                     $1,975
01/31/03        $10,405                    $2,070
02/28/03        $10,645                    $2,018
03/31/03        $10,522                    $1,940
04/30/03        $10,571                    $1,943
05/31/03        $11,456                    $2,191
06/30/03        $11,832                    $2,331
07/31/03        $12,933                    $2,563
08/31/03        $13,620                    $2,733



10 | Past performance does not guarantee future results. | Annual Report


Performance Summary (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN 2
--------------------------------------
  CLASS C                     8/31/03
--------------------------------------
  1-Year                      +39.69%
--------------------------------------
  5-Year                      +19.83%
--------------------------------------
  Since Inception (9/9/93)     +2.90%


  CLASS C (9/9/93-8/31/03)

  [LINE GRAPH OMITTED]

Date         Templeton China World Fund-Class C     MSCI China Free Index 7
09/09/93     $9,900                                 $10,000
09/30/93     $9,871                                 $10,494
10/31/93     $10,331                                $11,508
11/30/93     $10,460                                $12,457
12/31/93     $12,714                                $15,487
01/31/94     $12,005                                $13,430
02/28/94     $11,131                                $12,707
03/31/94     $10,091                                $10,388
04/30/94     $9,723                                 $10,151
05/31/94     $9,964                                 $10,621
06/30/94     $9,576                                 $9,468
07/31/94     $9,992                                 $10,573
08/31/94     $10,377                                $11,181
09/30/94     $10,373                                $11,329
10/31/94     $10,194                                $10,891
11/30/94     $8,985                                 $9,472
12/31/94     $8,573                                 $8,298
01/31/95     $7,856                                 $7,152
02/28/95     $8,480                                 $7,972
03/31/95     $8,584                                 $7,985
04/30/95     $8,148                                 $7,146
05/31/95     $8,791                                 $8,421
06/30/95     $8,789                                 $8,323
07/31/95     $9,184                                 $8,738
08/31/95     $9,024                                 $8,230
09/30/95     $9,113                                 $7,872
10/31/95     $9,006                                 $7,384
11/30/95     $8,951                                 $6,864
12/31/95     $9,127                                 $6,546
01/31/96     $10,150                                $7,549
02/29/96     $10,040                                $7,773
03/31/96     $9,740                                 $7,415
04/30/96     $9,966                                 $7,023
05/31/96     $10,047                                $7,345
06/30/96     $10,166                                $7,462
07/31/96     $10,048                                $7,201
08/31/96     $10,160                                $7,178
09/30/96     $10,430                                $7,095
10/31/96     $10,873                                $6,920
11/30/96     $12,219                                $7,719
12/31/96     $12,663                                $8,999
01/31/97     $12,531                                $8,799
02/28/97     $12,622                                $9,058
03/31/97     $12,184                                $8,796
04/30/97     $12,665                                $9,958
05/31/97     $13,240                                $9,846
06/30/97     $13,013                                $10,066
07/31/97     $13,742                                $11,444
08/31/97     $13,525                                $12,119
09/30/97     $13,338                                $10,104
10/31/97     $9,337                                 $8,463
11/30/97     $8,950                                 $6,931
12/31/97     $8,734                                 $6,726
01/31/98     $6,957                                 $5,015
02/28/98     $9,022                                 $6,795
03/31/98     $8,884                                 $6,619
04/30/98     $8,160                                 $5,938
05/31/98     $6,885                                 $5,158
06/30/98     $6,377                                 $4,354
07/31/98     $6,005                                 $3,566
08/31/98     $5,329                                 $2,600
09/30/98     $5,899                                 $3,724
10/31/98     $7,212                                 $4,095
11/30/98     $7,499                                 $4,225
12/31/98     $6,961                                 $3,876
01/31/99     $6,251                                 $3,156
02/28/99     $6,236                                 $3,022
03/31/99     $6,800                                 $3,433
04/30/99     $8,402                                 $4,295
05/31/99     $7,901                                 $4,305
06/30/99     $9,093                                 $6,322
07/31/99     $8,592                                 $5,532
08/31/99     $8,461                                 $5,488
09/30/99     $7,944                                 $5,269
10/31/99     $7,860                                 $4,843
11/30/99     $8,682                                 $4,751
12/31/99     $9,650                                 $4,393
01/31/00     $9,438                                 $4,202
02/29/00     $9,763                                 $3,430
03/31/00     $10,209                                $3,509
04/30/00     $9,085                                 $3,840
05/31/00     $8,777                                 $3,909
06/30/00     $9,319                                 $4,431
07/31/00     $9,633                                 $4,347
08/31/00     $9,884                                 $4,170
09/30/00     $9,202                                 $3,663
10/31/00     $8,311                                 $3,492
11/30/00     $8,162                                 $3,027
12/31/00     $8,493                                 $3,052
01/31/01     $8,931                                 $3,494
02/28/01     $9,318                                 $3,175
03/31/01     $8,888                                 $2,660
04/30/01     $9,246                                 $2,930
05/31/01     $9,989                                 $3,010
06/30/01     $9,813                                 $3,110
07/31/01     $8,762                                 $2,688
08/31/01     $8,299                                 $2,107
09/30/01     $7,864                                 $2,035
10/31/01     $8,476                                 $2,087
11/30/01     $8,573                                 $2,290
12/31/01     $8,338                                 $2,298
01/31/02     $8,728                                 $2,082
02/28/02     $9,003                                 $2,099
03/31/02     $9,294                                 $2,217
04/30/02     $9,894                                 $2,314
05/31/02     $10,245                                $2,350
06/30/02     $10,024                                $2,271
07/31/02     $9,704                                 $2,172
08/31/02     $9,359                                 $2,129
09/30/02     $9,068                                 $1,960
10/31/02     $9,154                                 $1,971
11/30/02     $9,449                                 $2,053
12/31/02     $9,688                                 $1,975
01/31/03     $10,205                                $2,070
02/28/03     $10,435                                $2,018
03/31/03     $10,308                                $1,940
04/30/03     $10,350                                $1,943
05/31/03     $11,210                                $2,191
06/30/03     $11,571                                $2,331
07/31/03     $12,642                                $2,563
08/31/03     $13,303                                $2,733

AVERAGE ANNUAL TOTAL RETURN 2
-------------------------------------
  ADVISOR CLASS               8/31/03
-------------------------------------
  1-Year                      +43.65%
-------------------------------------
  5-Year                      +21.39%
-------------------------------------
  Since Inception (9/9/93)     +4.30%



  ADVISOR CLASS (9/9/93-8/31/03)

  [LINE GRAPH OMITTED]

                Templeton China World             MSCI China
Date            Fund-Advisor Class                Free Index 7
09/09/93        $10,000                           $10,000
09/30/93        $9,977                            $10,494
10/31/93        $10,450                           $11,508
11/30/93        $10,589                           $12,457
12/31/93        $12,883                           $15,487
01/31/94        $12,176                           $13,430
02/28/94        $11,300                           $12,707
03/31/94        $10,252                           $10,388
04/30/94        $9,887                            $10,151
05/31/94        $10,140                           $10,621
06/30/94        $9,755                            $9,468
07/31/94        $10,186                           $10,573
08/31/94        $10,588                           $11,181
09/30/94        $10,593                           $11,329
10/31/94        $10,491                           $10,891
11/30/94        $9,255                            $9,472
12/31/94        $8,845                            $8,298
01/31/95        $8,113                            $7,152
02/28/95        $8,764                            $7,972
03/31/95        $8,879                            $7,985
04/30/95        $8,434                            $7,146
05/31/95        $9,108                            $8,421
06/30/95        $9,113                            $8,323
07/31/95        $9,531                            $8,738
08/31/95        $9,374                            $8,230
09/30/95        $9,472                            $7,872
10/31/95        $9,388                            $7,384
11/30/95        $9,338                            $6,864
12/31/95        $9,534                            $6,546
01/31/96        $10,610                           $7,549
02/29/96        $10,504                           $7,773
03/31/96        $10,199                           $7,415
04/30/96        $10,443                           $7,023
05/31/96        $10,536                           $7,345
06/30/96        $10,670                           $7,462
07/31/96        $10,556                           $7,201
08/31/96        $10,682                           $7,178
09/30/96        $10,974                           $7,095
10/31/96        $11,479                           $6,920
11/30/96        $12,909                           $7,719
12/31/96        $13,396                           $8,999
01/31/97        $13,268                           $8,799
02/28/97        $13,374                           $9,058
03/31/97        $12,920                           $8,796
04/30/97        $13,442                           $9,958
05/31/97        $14,063                           $9,846
06/30/97        $13,836                           $10,066
07/31/97        $14,623                           $11,444
08/31/97        $14,403                           $12,119
09/30/97        $14,218                           $10,104
10/31/97        $10,011                           $8,463
11/30/97        $9,604                            $6,931
12/31/97        $9,393                            $6,726
01/31/98        $7,490                            $5,015
02/28/98        $9,719                            $6,795
03/31/98        $9,579                            $6,619
04/30/98        $8,806                            $5,938
05/31/98        $7,437                            $5,158
06/30/98        $6,895                            $4,354
07/31/98        $6,499                            $3,566
08/31/98        $5,773                            $2,600
09/30/98        $6,395                            $3,724
10/31/98        $7,834                            $4,095
11/30/98        $8,152                            $4,225
12/31/98        $7,578                            $3,876
01/31/99        $6,811                            $3,156
02/28/99        $6,800                            $3,022
03/31/99        $7,422                            $3,433
04/30/99        $9,176                            $4,295
05/31/99        $8,636                            $4,305
06/30/99        $9,946                            $6,322
07/31/99        $9,406                            $5,532
08/31/99        $9,272                            $5,488
09/30/99        $8,713                            $5,269
10/31/99        $8,632                            $4,843
11/30/99        $9,543                            $4,751
12/31/99        $10,625                           $4,393
01/31/00        $10,400                           $4,202
02/29/00        $10,766                           $3,430
03/31/00        $11,267                           $3,509
04/30/00        $10,035                           $3,840
05/31/00        $9,704                            $3,909
06/30/00        $10,312                           $4,431
07/31/00        $10,667                           $4,347
08/31/00        $10,955                           $4,170
09/30/00        $10,208                           $3,663
10/31/00        $9,229                            $3,492
11/30/00        $9,073                            $3,027
12/31/00        $9,450                            $3,052
01/31/01        $9,947                            $3,494
02/28/01        $10,384                           $3,175
03/31/01        $9,913                            $2,660
04/30/01        $10,321                           $2,930
05/31/01        $11,160                           $3,010
06/30/01        $10,971                           $3,110
07/31/01        $9,806                            $2,688
08/31/01        $9,296                            $2,107
09/30/01        $8,815                            $2,035
10/31/01        $9,513                            $2,087
11/30/01        $9,631                            $2,290
12/31/01        $9,376                            $2,298
01/31/02        $9,823                            $2,082
02/28/02        $10,139                           $2,099
03/31/02        $10,475                           $2,217
04/30/02        $11,161                           $2,314
05/31/02        $11,566                           $2,350
06/30/02        $11,324                           $2,271
07/31/02        $10,973                           $2,172
08/31/02        $10,592                           $2,129
09/30/02        $10,271                           $1,960
10/31/02        $10,379                           $1,971
11/30/02        $10,722                           $2,053
12/31/02        $11,002                           $1,975
01/31/03        $11,598                           $2,070
02/28/03        $11,869                           $2,018
03/31/03        $11,735                           $1,940
04/30/03        $11,794                           $1,943
05/31/03        $12,784                           $2,191
06/30/03        $13,207                           $2,331
07/31/03        $14,441                           $2,563
08/31/03        $15,222                           $2,733



        Annual Report | Past performance does not guarantee future results. | 11


Performance Summary (CONTINUED)

ENDNOTES


SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY VOLATILITY, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS OF COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. ALSO, AS A NON-DIVERSIFIED INVESTMENT COMPANY INVESTING IN "CHINA COMPANIES," THE FUND MAY INVEST IN A RELATIVELY SMALL NUMBER OF ISSUERS AND, AS A RESULT, BE SUBJECT TO A GREATER RISK OF LOSS WITH RESPECT TO ITS PORTFOLIO SECURITIES. THESE AND OTHER RISKS ARE DESCRIBED MORE FULLY IN THE FUND'S PROSPECTUS.


CLASS A:     Subject to the maximum 5.75% initial sales charge.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees; are available to a limited class of investors.


1. NAV as of 8/31/02 is based on the Closed-End Fund's NAV on 8/31/02.

2. The Closed-End Fund was offered without a sales charge and Rule 12b-1 fees. On August 11, 2003, the Fund began offering Class A, B and C shares. For periods prior to August 11, 2003, performance quotations are based upon the Closed-End Fund's performance restated to take into account all charges, fees and expenses applicable to the Fund and each class, including that class's applicable maximum sales charges and Rule 12b-1 fees. Beginning August 11, 2003, actual class performance will be used reflecting all charges, fees and expenses applicable to the Fund and each class.

3. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

4. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).

5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).

6. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

7. Source: Standard & Poor's Micropal. The MSCI China Free Index is market capitalization-weighted and measures total returns of equity securities available to foreign (non-local) investors in China.




12 | Past performance does not guarantee future results. | Annual Report

Templeton China World Fund

FINANCIAL HIGHLIGHTS


                                                             ------------
                                                             PERIOD ENDED
                                                              AUGUST 31,
CLASS A                                                         2003 C
                                                             ------------
PER SHARE OPERATING PERFORMANCE

(for a share outstanding throughout the year)

Net asset value, beginning of year ......................       $14.30
                                                             ------------

Income from investment operations:

 Net investment income a ................................          .12

 Net realized and unrealized gains ......................          .40
                                                             ------------

Total from investment operations ........................          .52
                                                             ------------

Redemption fees (Note 1) ................................          .07
                                                             ------------

Net asset value, end of year ............................       $14.89
                                                             ------------

Total return b ..........................................         4.13%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................        $3,166

Ratios to average net assets:

 Expenses ...............................................          3.03%d,e

 Net investment income ..................................         38.74%d,e

Portfolio turnover rate .................................         19.99%





a Based on average weighted shares outstanding.

b Total return does not reflect sales commissions or contingent deferred sales charge, and is not annualized for periods less than one year.

c For the period August 11, 2003 (effective date) to August 31, 2003.

d Annualized.

e Represents annualized ratios for a 21 day period and therefore are not representative of the Fund's income and expense for the entire fiscal year.



                                                              Annual Report | 13

Templeton China World Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                ------------
                                                                PERIOD ENDED
                                                                 AUGUST 31,
CLASS B                                                            2003 C
                                                                ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...........................    $14.30
                                                                ------------

Income from investment operations:

 Net investment income a .....................................       .08

 Net realized and unrealized gains ...........................       .43
                                                                ------------

Total from investment operations .............................       .51
                                                                ------------

Redemption fees (Note 1) .....................................       .07
                                                                ------------

Net asset value, end of year .................................    $14.88
                                                                ------------

Total return b ...............................................      4.06%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............................      $362

Ratios to average net assets:

 Expenses ....................................................      3.68%d,e

 Net investment income .......................................     38.09%d,e

Portfolio turnover rate ......................................     19.99%



a Based on average weighted shares outstanding.

b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

c For the period August 11, 2003 (effective date) to August 31, 2003.

d Annualized.

e Ratio represents annualized ratios for a 21 day period and therefore are not representative of the Fund's income and expense for the entire fiscal year.




14 |  Annual Report

Templeton China World Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                   -------------
                                                                   PERIOD ENDED
                                                                    AUGUST 31,
CLASS C                                                               2003 C
                                                                   -------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................................   $14.30
                                                                   -------------

Income from investment operations:

Net investment income a ...........................................      .11

Net realized and unrealized gains .................................      .40
                                                                   -------------

Total from investment operations ..................................      .51
                                                                   -------------

Redemption fees (Note 1) ..........................................      .07
                                                                   -------------

Net asset value, end of year ......................................   $14.88
                                                                   -------------

Total return b ....................................................    4.06%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................................     $652

Ratios to average net assets:

 Expenses .........................................................     3.68%d,e

 Net investment income ............................................    38.09%d,e

Portfolio turnover rate ...........................................    19.99%





a Based on average weighted shares outstanding.

b Total return does not reflect sales commissions or contingent deferred sales charge, and is not annualized for periods less than one year.

c For the period August 11, 2003 (effective date) to August 31, 2003.

d Annualized.

e Represents annualized ratios for a 21 day period and therefore are not representative of the Fund's income and expense for the entire fiscal year.




                                                              Annual Report | 15

Templeton China World Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                           --------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
ADVISOR CLASS                                                 2003 C       2002       2001        2000        1999
                                                           --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................    $10.64        $9.52     $11.33       $9.83       $6.30
                                                           --------------------------------------------------------

Income from investment operations:

 Net investment income a ................................       .43          .21        .18         .23         .10

 Net realized and unrealized gains (losses) .............      4.08          .98      (1.98)       1.42        3.65
                                                           --------------------------------------------------------

Total from investment operations ........................      4.51         1.19      (1.80)       1.65        3.75
                                                           --------------------------------------------------------

Capital share repurchases ...............................        --          .11        .09         .07          --
                                                           --------------------------------------------------------

Less distributions from:

 Net investment income ..................................      (.32)        (.18)      (.10)       (.22)       (.21)

 Net realized gains .....................................        --           --         --          --        (.01)
                                                           --------------------------------------------------------

Total distributions .....................................      (.32)        (.18)      (.10)       (.22)       (.22)
                                                           --------------------------------------------------------

Redemption fees (Note 1) ................................       .07           --         --          --          --
                                                           --------------------------------------------------------

Net asset value, end of year ............................    $14.90       $10.64      $9.52      $11.33       $9.83
                                                           --------------------------------------------------------

Market value, end of year b .............................        --       $9.100     $7.730      $8.000      $7.625
                                                           --------------------------------------------------------

Total return (based on market value per share) ..........        --       20.27%    (2.14)%       7.86%      82.81%

Total return (based on net asset value per share) .......     43.95%          --         --          --          --

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................   $181,913    $173,204   $172,209    $213,953    $189,994

Ratios to average net assets:

 Expenses ...............................................      2.10%       1.66%      1.66%       1.68%       1.69%

 Expenses, excluding waiver and payments by affiliate ...      2.63%          --        --          --          --

 Net investment income ..................................      3.66%       2.01%      1.70%       2.21%       1.20%

Portfolio turnover rate .................................     19.99%      44.62%     83.85%     142.49%      83.88%




a Based on average weighted shares outstanding.

b Based on the last sale of the New York Stock Exchange.

c On August 8, 2003, the Fund converted from a closed-end fund to an open-end fund whereby the shares of the closed-end fund were exchanged for Advisor Class shares. Based on historical information, including the operation of the Fund as a closed-end fund, and does not reflect expenses applicable to open-end fund.





16 | See notes to financial statements. | Annual Report

Templeton China World Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2003



---------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY         SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 72.2%
   AUTO COMPONENTS .9%
   Cheng Shin Rubber Industry Co. Ltd. ..................................        Taiwan          1,289,000  $    1,581,155
                                                                                                             --------------
   AUTOMOBILES .9%
   Qingling Motors Co. Ltd., H ..........................................         China         10,480,421       1,720,007
                                                                                                             --------------
   CHEMICALS 2.2%
a  Sinopec Beijing Yanhua Petrochemical Co. Ltd., H .....................         China         20,380,654       4,076,471
                                                                                                             --------------
   COMMERCIAL BANKS 3.5%
   Chinatrust Financial Holding Co. Ltd. ................................        Taiwan          3,632,960       2,956,739
   Mega Financial Holding Co. Ltd. ......................................        Taiwan          1,998,000         970,982
   Sinopac Holdings .....................................................        Taiwan          6,486,043       2,572,922
                                                                                                             --------------
                                                                                                                 6,500,643
                                                                                                             --------------
   COMMUNICATIONS EQUIPMENT 1.2%
   D-Link Corp. .........................................................        Taiwan          2,086,000       2,235,131
                                                                                                             --------------
   COMPUTERS & PERIPHERALS 3.7%
   Asustek Computer Inc. ................................................        Taiwan          1,758,875       4,737,294
   Compal Electronics Inc. ..............................................        Taiwan            508,320         773,835
   Legend Group Ltd. ....................................................       Hong Kong        3,300,789       1,417,765
                                                                                                             --------------
                                                                                                                 6,928,894
                                                                                                             --------------
   CONSTRUCTION MATERIALS 3.6%
   Cheung Kong Infrastructure Holdings Ltd. .............................       Hong Kong        3,261,548       6,753,640
                                                                                                             --------------
   DISTRIBUTORS 1.0%
   China Resources Enterprise Ltd. ......................................       Hong Kong        1,844,000       1,785,046
                                                                                                             --------------
   DIVERSIFIED FINANCIALS .2%
   Yuanta Core Pacific Securities Co. ...................................        Taiwan            606,000         337,081
                                                                                                             --------------
   DIVERSIFIED TELECOMMUNICATION SERVICES .3%
   China Telecom Corp. Ltd. .............................................         China          2,331,833         642,802
                                                                                                             --------------
   ELECTRIC UTILITIES 5.0%
   Beijing Datang Power Generation Co. Ltd., H ..........................         China         12,172,320       6,593,889
   Huaneng Power International Inc., H ..................................         China          1,935,388       2,655,177
                                                                                                             --------------
                                                                                                                 9,249,066
                                                                                                             --------------
   ELECTRICAL EQUIPMENT 1.5%
   Phoenixtec Power Co. Ltd. ............................................        Taiwan          2,436,055       2,852,690
                                                                                                             --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.1%
   Delta Electronics Inc. ...............................................        Taiwan          1,512,400       1,992,447
                                                                                                             --------------
   FOOD & DRUG RETAILING 8.6%
   Dairy Farm International Holdings Ltd. ...............................       Hong Kong       11,864,076      16,016,503
                                                                                                             --------------
   FOOD PRODUCTS .8%
   Tingyi (Cayman Islands) Holding Corp. ................................       Hong Kong        2,952,827         552,755
   UNI-President Enterprises Corp. ......................................        Taiwan          2,926,950       1,002,556
                                                                                                             --------------
                                                                                                                 1,555,311
                                                                                                             --------------
   HOTELS RESTAURANTS & LEISURE 2.3%
   Hong Kong & Shanghai Hotels Ltd. .....................................       Hong Kong        7,892,757       4,300,899
                                                                                                             --------------



                                                              Annual Report | 17

Templeton China World Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2003 (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/PRINCIPAL
                                                                                 COUNTRY          AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------
   HOUSEHOLD DURABLES .4%
   TCL International Holdings Inc. ......................................       Hong Kong        1,628,000  $      476,361
   Tsann Kuen Enterprise Co. Ltd. .......................................        Taiwan            251,000         357,858
                                                                                                             --------------
                                                                                                                   834,219
                                                                                                             --------------
   INDUSTRIAL CONGLOMERATES 4.7%
   China Merchants Holdings (International) Co. Ltd. ....................         China          6,095,216       6,799,077
   Citic Pacific Ltd. ...................................................       Hong Kong          381,092         781,792
   Shanghai Industrial Holdings Ltd. ....................................         China            667,253       1,112,181
                                                                                                             --------------
                                                                                                                 8,693,050
                                                                                                             --------------
   OIL & GAS 14.4%
   China Petroleum & Chemical Corp., H ..................................         China         60,665,395      18,473,374
   PetroChina Co. Ltd., H ...............................................         China         23,817,903       8,321,692
                                                                                                             --------------
                                                                                                                26,795,066
                                                                                                             --------------
   REAL ESTATE 5.0%
   Cheung Kong Holdings Ltd. ............................................       Hong Kong          437,690       3,395,186
   Hang Lung Group Ltd. .................................................       Hong Kong          272,425         279,434
   Henderson China Holdings Ltd. ........................................       Hong Kong        5,581,684       2,540,594
   Henderson Investment Ltd. ............................................       Hong Kong        2,888,756       3,018,631
                                                                                                             --------------
                                                                                                                 9,233,845
                                                                                                             --------------
   ROAD & RAIL 2.5%
   Guangshen Railway Co. Ltd., H ........................................         China         18,403,489       4,624,852
                                                                                                             --------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT .2%
   Sunplus Technology Co. Ltd. ..........................................        Taiwan            229,600         366,333
                                                                                                             --------------
   SPECIALTY RETAIL .4%
   Tack Fat Group International Ltd. ....................................       Hong Kong        6,352,000         724,840
                                                                                                             --------------
   TRANSPORTATION INFRASTRUCTURE 4.9%
   Cosco Pacific Ltd. ...................................................         China          3,489,449       3,892,402
   Jiangsu Expressway Co. Ltd., H .......................................         China         10,691,719       4,283,898
   Zhejiang Expressway Co. Ltd., H ......................................         China          2,104,398       1,025,313
                                                                                                             --------------
                                                                                                                 9,201,613
                                                                                                             --------------
   WIRELESS TELECOMMUNICATION SERVICES 2.9%
   China Mobile (Hong Kong) Ltd. ........................................         China          1,670,770       4,295,094
   Smartone Telecommunications Holdings Ltd. ............................       Hong Kong          664,837         835,378
   Taiwan Cellular Corp. ................................................        Taiwan            400,930         287,569
                                                                                                             --------------
                                                                                                                 5,418,041
                                                                                                             --------------
   TOTAL COMMON STOCKS (COST $89,562,014) ...............................                                      134,419,645
                                                                                                             --------------
   SHORT TERM INVESTMENTS (COST $47,738,817) 25.7%
   U.S. Treasury Bills, 0.772% to 1.023%, with maturities to 11/28/03 ...     United States  $  47,804,000      47,740,379
                                                                                                             --------------
   TOTAL INVESTMENTS (COST $137,300,831) 97.9% ..........................                                      182,160,024
   OTHER ASSETS, LESS LIABILITIES 2.1% ..................................                                        3,932,384
                                                                                                             --------------
   NET ASSETS 100.0% ....................................................                                    $ 186,092,408
                                                                                                             --------------


a Non-income producing




18 | See notes to financial statements. | Annual Report

Templeton China World Fund

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
August 31, 2003



Assets:
 Investments in securities:
  Cost .....................................................................................................  $137,300,831
                                                                                                              -------------
  Value ....................................................................................................   182,160,024
 Cash ......................................................................................................           926
 Foreign currency, at value (cost $ 1,295,001) .............................................................     1,285,293
 Receivables:
  Investment securities sold ...............................................................................       106,914
  Capital shares sold ......................................................................................       686,602
  Dividends and interest ...................................................................................     5,092,493
  Affiliates ...............................................................................................       575,814
 Other assets ..............................................................................................        22,652
                                                                                                              -------------
      Total assets .........................................................................................   189,930,718
                                                                                                              -------------
Liabilities:
 Payables:
  Investment securities purchased ..........................................................................     1,627,343
  Capital shares redeemed ..................................................................................     1,078,850
  Legal fees ...............................................................................................     1,063,205
 Other liabilities .........................................................................................        68,912
                                                                                                              -------------
      Total liabilities ....................................................................................     3,838,310
                                                                                                              -------------
        Net assets, at value ...............................................................................  $186,092,408
                                                                                                              -------------
Net assets consist of:
 Undistributed net investment income .......................................................................  $  4,855,838
 Net unrealized appreciation (depreciation) ................................................................    44,850,175
 Accumulated net realized gain (loss) ......................................................................   (72,889,680)
 Capital shares ............................................................................................   209,276,075
                                                                                                              -------------
        Net assets, at value ...............................................................................  $186,092,408
                                                                                                              -------------
CLASS A:
Net asset value per share ($3,165,781 / 212,597 shares outstanding) ........................................        $14.89
                                                                                                              -------------
Maximum offering price per share ($14.89 / 94.25%) .........................................................        $15.80
                                                                                                              -------------
CLASS B:
Net asset value and maximum offering price per share ($361,950 / 24,321 shares outstanding)a ...............        $14.88
                                                                                                              -------------
CLASS C:
Net asset value per share ($651,708 / 43,790 shares outstanding)a ..........................................        $14.88
                                                                                                              -------------
Maximum offering price per share ($14.88 / 99.00%) .........................................................        $15.03
                                                                                                              -------------
ADVISOR CLASS:
Net asset value and maximum offering price per share ($181,912,969 / 12,208,101 shares outstanding) ........        $14.90
                                                                                                              -------------


a Redemption price per share is equal to net asset value less any applicable sales charge.




                         Annual Report | See notes to financial statements. | 19

Templeton China World Fund

FINANCIAL STATEMENTS (CONTINUED)


STATEMENT OF OPERATIONS
for the year ended August 31, 2003



Investment income:
(net of foreign taxes of $207,971)
 Dividends .................................................................................................   $10,561,694
 Interest ..................................................................................................       459,924
                                                                                                               ------------
      Total investment income ..............................................................................   $11,021,618
Expenses:
 Management fees (Note 3) ..................................................................................     2,379,218
 Administrative fees (Note 3) ..............................................................................       469,048
 Distribution fees (Note 3)
  Class A ..................................................................................................           241
  Class B ..................................................................................................            81
  Class C ..................................................................................................           170
 Transfer agent fees (Note 3) ..............................................................................       160,305
 Custodian fees ............................................................................................        77,136
 Reports to shareholders ...................................................................................       250,107
 Registration and filing fees ..............................................................................        88,398
 Professional fees (Note 7) ................................................................................     1,525,044
 Directors' fees and expenses ..............................................................................        59,226
 Other .....................................................................................................        14,752
                                                                                                               ------------
      Total expenses .......................................................................................     5,023,726
      Expenses waived/paid by affiliate (Note 7) ...........................................................    (1,000,425)
                                                                                                               ------------
           Net expenses ....................................................................................     4,023,301
                                                                                                               ------------
           Net investment income ...........................................................................     6,998,317
                                                                                                               ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..............................................................................................    30,407,509
  Foreign currency transactions ............................................................................       (92,810)
                                                                                                               ------------
      Net realized gain (loss) .............................................................................    30,314,699
Net unrealized appreciation (depreciation) on:
 Investments ...............................................................................................    35,714,793
 Translation of assets and liabilities denominated in foreign currencies ...................................        (3,714)
                                                                                                               ------------
      Net unrealized appreciation (depreciation) ...........................................................    35,711,079
                                                                                                               ------------
Net realized and unrealized gain (loss) ....................................................................    66,025,778
                                                                                                               ------------
Net increase (decrease) in net assets resulting from operations ............................................   $73,024,095
                                                                                                               ------------



20 | See notes to financial statements. | Annual Report

Templeton China World Fund

FINANCIAL STATEMENTS (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
for the years ended August 31, 2003 and 2002

                                                                                              -----------------------------
                                                                                                   2003            2002
                                                                                              -----------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ...........................................................    $  6,998,317     $ 3,718,925
  Net realized gain (loss) from investments and foreign currency transactions ............      30,314,699      (2,229,526)
  Net unrealized appreciation (depreciation) on investments and translation of
   assets and liabilities denominated in foreign currencies ..............................      35,711,079      19,836,959
                                                                                              -----------------------------
      Net increase (decrease) in net assets resulting from operations ....................      73,024,095      21,326,358

Distributions to shareholders from:
 Net investment income:
  Advisor Class ..........................................................................      (5,151,044)     (3,174,772)
                                                                                              -----------------------------
Total distributions to shareholders ......................................................      (5,151,044)     (3,174,772)

Capital share transactions (Note 2)
  Class A ................................................................................       3,130,255              --
  Class B ................................................................................         359,152              --
  Class C ................................................................................         645,381              --
  Advisor Class ..........................................................................     (60,331,901)             --
                                                                                              -----------------------------
Total capital share transactions .........................................................     (56,197,113)    (17,156,064)
 Redemption Fees (Note 1) ................................................................       1,212,126               --
      Net increase (decrease) in net assets ..............................................      12,888,064         995,522
Net assets:
 Beginning of year .......................................................................     173,204,344     172,208,822
                                                                                              -----------------------------
 End of year .............................................................................    $186,092,408    $173,204,344
                                                                                              -----------------------------
Undistributed net investment income included in net assets:
 End of period ...........................................................................    $  4,855,838    $  3,095,869
                                                                                              -----------------------------




                         Annual Report | See notes to financial statements. | 21



Templeton China World Fund

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton China World Fund (the Fund, formerly Templeton China World Fund, Inc.) is registered under the Investment Company Act of 1940 as an open-end, non-diversified investment company. The Fund seeks to achieve long-term capital appreciation. Under normal market conditions, the Fund invests primarily in equity securities of "China companies." The following summarizes the Fund's significant accounting policies.

On June 12, 2003, Fund shareholders approved an Agreement and Plan of Reorganization, which provided for the conversion of the Fund from a closed-end fund organized as a Maryland Corporation (the Closed-End Fund) into an open-end fund organized as a Delaware Statutory Trust. The conversion, which was a tax-free reorganization, was effective after the close of business on August 8, 2003. Trading of the Closed-End Fund's shares on the NYSE was suspended after the close of business on August 8, 2003. The Closed-End Fund's shareholders received Advisor Class shares of the Fund equivalent in number to, and with the same net asset value as, the Closed-End Fund's shares held on August 8, 2003. For six months following the conversion, former Closed-End Fund's shareholders who redeem Advisor Class shares received in the conversion will be subject to a 2% redemption fee.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.







22 |  Annual Report

Templeton China World Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex- dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.




                                                              Annual Report | 23


Templeton China World Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. REDEMPTION FEES

The Fund charges a 2% redemption fee to market timers who redeem shares held for less than 90 days. Such fees are retained by the Fund and accounted for as paid in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

On August 8, 2003, shareholders of the Closed-End Fund received Advisor Class shares in exchange for their shares. Effective August 11, 2003, the Fund began offering four classes of shares: Class A, Class B, Class C and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charge, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At August 31, 2003, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                          -------------------------
                                           YEAR ENDED AUGUST 31,
                                                  2003 A
                                          -------------------------
                                            SHARES        AMOUNT
                                          -------------------------
CLASS A SHARES:
 Shares sold ...........................    212,731    $ 3,132,255
 Shares redeemed .......................       (134)        (2,000)
                                          -------------------------
 Net increase (decrease) ...............    212,597    $ 3,130,255
                                          -------------------------
CLASS B SHARES:
 Shares sold ...........................     24,321     $  359,152
                                          -------------------------
 Net increase (decrease) ...............     24,321     $  359,152
                                          -------------------------




24 |  Annual Report


Templeton China World Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)



2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                          -------------------------
                                           YEAR ENDED AUGUST 31,
                                                  2003 A
                                            SHARES         AMOUNT
                                          -------------------------
CLASS C SHARES:
 Shares sold ..........................      43,790   $    645,381
                                          -------------------------
 Net increase (decrease) ..............      43,790   $    645,381
                                          -------------------------
ADVISOR CLASS SHARES:
 Shares sold ..........................      17,122   $    251,753
 Shares redeemedb .....................  (4,089,186)   (60,583,654)
                                          -------------------------
 Net increase (decrease) ..............  (4,072,064)  $(60,331,901)
                                          -------------------------

a Effective date of Classes A, B, C, and Advisor was August 11, 2003.
b Includes redemption in kind of $56,623,159 on which the Fund realized a gain of $13,559,016 (see note 7).



3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Asset Management, Ltd. (TAML), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLP (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TAML of 1.25% per year of the average weekly net assets of the Fund. The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund. Formerly, the Closed-End Fund paid 0.25% per year administrative fee to FT Services of which 0.20% was paid to Princeton Administrators, L.P., for sub-administrative services. Effective August 8, 2003, Princeton Administrators, L.P. no longer provides sub-administrative services to the Fund.

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At August 31, 2003, Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the period of $6,077 and $25,546, respectively.








                                                              Annual Report | 25


Templeton China World Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)



4. INCOME TAXES
At August 31, 2003, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ......................................  $138,113,960
                                                            ------------
Unrealized appreciation ..................................  $ 45,945,562
Unrealized depreciation ..................................    (1,899,498)
                                                            ------------
Net unrealized appreciation (depreciation) ...............  $ 44,046,064
                                                            ------------
Distributabe earnings - ordinary income ..................  $  4,855,838


The tax character of distributions paid during the years ended August 31, 2003 and 2002, was as follows:

                                           ------------------------
                                               2003        2002
                                           ------------------------
Distributions paid from ordinary
 income ................................   $5,151,044    $3,174,772
                                           ------------------------


Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, losses realized subsequent to October 31 on the sale of securities and foreign currencies, foreign currency gains/losses on the sale of debt instruments, and bond discounts and premiums.

At August 31, 2003, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2007 .................................................     $52,816,614
 2008 .................................................          45,311
 2009 .................................................       1,256,834
 2010 .................................................      17,884,154
                                                            -----------
                                                            $72,002,913
                                                            -----------


At August 31, 2003, the Fund had deferred foreign currency losses occurring subsequent to October 31, 2002 of $73,638. For tax purposes such losses will be reflected in the year ending August 31, 2004.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended August 31, 2003 aggregated $31,180,667 and $94,343,796, respectively.






26 |  Annual Report

Templeton China World Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)



6. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" during the year ended August 31, 2003 were as shown below.

------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT  REALIZED
                          NUMBER OF                         NUMBER OF             INCOME  GAINS/(LOSS)
                         SHARES HELD     GROSS      GROSS  SHARES HELD   VALUE   9/01/02-   9/01/02-
  NAME OF ISSUER        AUG. 31, 2002  ADDITIONS REDUCTIONS  8/31/03    8/31/03   8/31/03    8/31/03
------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Angang New Steel
Company Ltd., H* ......    45,220,000     --  (45,220,000)       *          *    $75,652   $2,325,183
                                                                      --------------------------------
Total Non Controlled
Affiliates                                                                  *    $75,652   $2,325,183
                                                                      --------------------------------





*As of August 31, 2003, no longer an affiliate.

7. RECENT LITIGATION

On January 29, 2003, the Fund, together with Templeton Dragon Fund, Inc. ("Dragon Fund"), another closed-end management investment company in Franklin Templeton Investments, and TAML, the investment adviser to the Fund and Dragon Fund, filed a complaint in the United States District Court for the District of Maryland, Northern Division, against Harvard College, Harvard Management Company, Inc. ("Harvard Management"), which is an investment advisor to Harvard College, and Steven Alperin, an officer of Harvard Management (referred to collectively as "Harvard"). The complaint alleged that Harvard violated several provisions of the Federal securities laws and the rules of the SEC. On February 7, 2003, Harvard counterclaimed, alleging that the Fund, Dragon Fund, TAML and each fund's directors violated certain provisions of the Federal securities laws and SEC rules. Harvard also asserted counterclaims of breach of fiduciary duty under Maryland state law against TAML and each fund's directors. On March 20, 2003, the parties announced a settlement that resulted in, among other things, the dismissal of their litigation claims against each other and the withdrawal of Harvard College's shareholder proposals for the Fund's 2003 Annual Shareholders' Meeting (the "Meeting").

DISMISSAL OF LAWSUIT. Pursuant to the Settlement Agreement between the Fund and Harvard, the complaint brought by the Fund, Dragon Fund and TAML against Harvard, as well as the counterclaims brought by Harvard against the Fund, Dragon Fund, each fund's directors and TAML, were dismissed without prejudice. The parties also entered into covenants not to sue each other with respect to the claims that were made or could have been made in the litigation absent a breach of the settlement agreements.





                                                              Annual Report | 27

Templeton China World Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)



7. RECENT LITIGATION (CONTINUED)

END OF PROXY CONTEST. As part of the settlement, Harvard withdrew all of its shareholder proposals for the Meeting. Harvard also did not solicit proxies from shareholders for the Meeting and did not vote any proxies previously received.

CONVERSION OF THE FUND TO AN OPEN-END FUND. As previously announced by Harvard, Harvard supported the Fund's Board of Directors' proposal at the Meeting calling for the open-ending of the Fund, and, as anticipated, Harvard redeemed all of its shares of the Trust (which it received in the Conversion in exchange for its shares of the Fund) within 30 days after the Conversion, and took its redemption proceeds through a pro rata, in-kind distribution of portfolio investments. Because Harvard College had owned approximately 30% of the outstanding shares of the Trust prior to the Meeting, its redemption and other sales of those shares may be deemed to have resulted in a change in control of the Trust.

STANDSTILL. As part of the settlement, Harvard agreed not to submit any proposals for consideration by shareholders of the Trust, the Fund, or any other closed-end fund or similar investment vehicle managed by TAML or its affiliates, or for consideration by shareholders of Franklin Resources Inc., nor to encourage others to do so, for a period of four years. Harvard also has agreed not at any time to acquire additional shares of the Trust, the Fund or any other closed-end fund or similar investment vehicle managed by TAML or its affiliates.

FEES, COSTS AND EXPENSES. TAML agreed to reimburse the Fund for the legal fees and expenses incurred by the Fund and its directors with respect to the Settlement Agreement and the litigation. TAML also paid the legal fees and expenses incurred by the Fund through March 20, 2003, with respect to the Fund's proxy contest relating to the Meeting. The Fund paid all other legal costs related to the proxy proposals including the Conversion.





28 |  Annual Report

Templeton China World Fund

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON CHINA WORLD FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton China World Fund (the "Fund," formerly Templeton China World, Inc.) at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
October 3, 2003



                                                              Annual Report | 29

Templeton China World Fund

TAX DESIGNATION (UNAUDITED)


Under Section 854(b)(2) of the Internal Revenue Code (Code), the Closed-End Fund and the Fund hereby designates up to a maximum of $3,028,973 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

On August 8, 2003, more than 50% of the Closed-End Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Closed-End Fund on these investments. As shown in the table below, the Closed-End Fund hereby designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on July 18, 2003, to treat their proportionate share of foreign taxes paid by the Closed-End Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Closed-End Fund distribution.

The following table provides a breakdown by country of foreign taxes paid and foreign source income as designated by the Closed-End Fund to shareholders.

-----------------------------------------------------------------------
                                               CLOSED-END FUND
                                        FOREIGN TAX   FOREIGN SOURCE
  COUNTRY                              PAID PER SHARE INCOME PER SHARE
-----------------------------------------------------------------------
China                                     $0.0000      $0.0649
Hong Kong                                  0.0000       0.0617
Taiwan                                     0.0109       0.0158
                                         -----------------------------
Total                                     $0.0109      $0.1424
                                         -----------------------------

In January 2004, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2003 individual income tax returns.


--------------------------------------------------------------------------------

On August 31, 2003, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below the Fund hereby designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on October 23, 2003, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.




30 |  Annual Report

Templeton China World Fund

TAX DESIGNATION (UNAUDITED) (CONTINUED)


The following table provides a breakdown by country of foreign taxes paid and foreign source income as designated by the Fund to Class A, Class B, Class C and Advisor Class shareholders.




---------------------------------------------------------------------------
                    CLASS A                          CLASS B
           FOREIGN TAX   FOREIGN SOURCE    FOREIGN TAX    FOREIGN SOURCE
COUNTRY  PAID PER SHARE INCOME PER SHARE  PAID PER SHARE INCOME PER SHARE
---------------------------------------------------------------------------
China ..      $0.0000        $0.0278         $0.0000         $0.0277
Hong ...
Kong ...       0.0000         0.3428          0.0000          0.3421
Taiwan .       0.0024         0.0051          0.0024          0.0051
---------------------------------------------------------------------------
TOTAL ..      $0.0024        $0.3757         $0.0024         $0.3749


------------------------------------------------------------------------
                   CLASS C                       ADVISOR CLASS
         FOREIGN TAX    FOREIGN SOURCE     FOREIGN TAX   FOREIGN SOURCE
COUNTRY PAID PER SHARE INCOME PER SHARE  PAID PER SHARE INCOME PER SHARE
------------------------------------------------------------------------
China ..    $0.0000        $0.0277          $0.0000        $0.0278
Hong ...
Kong ...     0.0000         0.3422           0.0000         0.3431
Taiwan .     0.0024         0.0051           0.0024         0.0051
------------------------------------------------------------------------
TOTAL ..    $0.0024        $0.3750          $0.0024        $0.3760


In January 2004, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2003 individual income tax returns.



                                                              Annual Report | 31

Templeton China World Fund

ANNUAL MEETING OF SHAREHOLDERS, JUNE 12, 2003


The Annual Meeting of Shareholders of the Fund was held at the Tower Club, Union Planters Bank Building, 100 South East 3rd Avenue, Fort Lauderdale, Florida, on June 12, 2003. The purpose of the meeting was to elect three Directors of the Fund, to approve the conversion of the Fund from a closed-end fund organized as a Maryland corporation to an open-end fund organized as a Delaware statutory trust, to approve amendments to certain of the Fund's fundamental investment restrictions (including six Sub-Proposals), and to approve the elimination of certain of the Fund's fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Directors of the
Fund: Betty P. Krahmer, Gordon S. Macklin and Fred R. Millsaps.* In addition, shareholders approved the conversion of the Fund from a closed-end fund organized as a Maryland corporation to an open-end fund organized as a Delaware statutory trust, amendments to certain of the Fund's fundamental investment restrictions (including six Sub-Proposals), and the elimination of certain of the Fund's fundamental investment restrictions.

The results of the voting at the Annual Meeting are as follows:

Proposal 1.    The election of three Directors:

------------------------------------------------------------------------------------------------------
                                                   % OF       % OF                   % OF       % OF
                                                OUTSTANDING   VOTED               OUTSTANDING   VOTED
  TERM EXPIRING 2006:                  FOR        SHARES     SHARES    WITHHELD     SHARES     SHARES
------------------------------------------------------------------------------------------------------
  Betty P. Krahmer ...........    14,660,874       90.06%     97.90%    314,528      1.93%      2.10%
  Gordon S. Macklin ..........    14,670,080       90.11%     97.96%    305,322      1.88%      2.04%
  Fred R. Millsaps ...........    14,676,061       90.15%     98.00%    299,341      1.84%      2.00%

* Harris J. Ashton, Nicholas F. Brady, Frank J. Crothers, S. Joseph Fortunato, Andrew H. Hines, Jr., Edith E. Holiday, Charles B. Johnson, Frank A. Olson and Constantine D. Tseretopoulos are Directors of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders.


Proposal 2. To approve the conversion of the Fund from a closed-end fund organized as a Maryland corporation to an open-end fund organized as a Delaware statutory trust:

--------------------------------------------------------------------------------------------------------
                                                                            % OF                % OF
                                                    SHARES VOTED      OUTSTANDING SHARES  SHARES PRESENT
--------------------------------------------------------------------------------------------------------
  For ...........................................      9,557,202             58.71%             63.82%
  Against .......................................        280,485              1.72%              1.87%
  Abstain .......................................         54,044              0.33%              0.36%
  Broker Non-Votes ..............................      5,083,671             31.23%             33.95%
--------------------------------------------------------------------------------------------------------
  TOTAL .........................................     14,975,402             91.99%            100.00%






32 |  Annual Report

Templeton China World Fund

ANNUAL MEETING OF SHAREHOLDERS, JUNE 12, 2003 (CONTINUED)


Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes six (6) Sub-Proposals):

3a: To amend the Fund's fundamental investment restriction regarding borrowing and senior securities:

------------------------------------------------------------------------------------------------------
                                                                         % OF               % OF
                                                    SHARES VOTED   OUTSTANDING SHARES  SHARES PRESENT
------------------------------------------------------------------------------------------------------
  For ...........................................      9,441,531          57.99%             63.05%
  Against .......................................        367,573           2.26%              2.45%
  Abstain .......................................         82,624           0.51%              0.55%
  Broker Non-Votes ..............................      5,083,674          31.23%             33.95%
------------------------------------------------------------------------------------------------------
  TOTAL .........................................     14,975,402          91.99%            100.00%


3b: To amend the Fund's fundamental investment restriction regarding underwriting:

------------------------------------------------------------------------------------------------------
                                                                          % OF              % OF
                                                    SHARES VOTED   OUTSTANDING SHARES  SHARES PRESENT
------------------------------------------------------------------------------------------------------
  For ...........................................      9,462,383         58.12%             63.19%
  Against .......................................        339,930          2.09%              2.27%
  Abstain .......................................         89,416          0.55%              0.60%
  Broker Non-Votes ..............................      5,083,673         31.23%             33.94%
------------------------------------------------------------------------------------------------------
  TOTAL .........................................     14,975,402         91.99%            100.00%


3c: To amend the Fund's fundamental investment restriction regarding lending:

------------------------------------------------------------------------------------------------------
                                                                          % OF              % OF
                                                    SHARES VOTED   OUTSTANDING SHARES  SHARES PRESENT
------------------------------------------------------------------------------------------------------
  For ...........................................      9,456,714         58.09%             63.15%
  Against .......................................        349,411          2.15%              2.33%
  Abstain .......................................         85,604          0.53%              0.57%
  Broker Non-Votes ..............................      5,083,673         31.22%             33.95%
------------------------------------------------------------------------------------------------------
  TOTAL .........................................     14,975,402         91.99%            100.00%


3d: To amend the Fund's fundamental investment restriction regarding investments in commodities:

------------------------------------------------------------------------------------------------------
                                                                          % OF              % OF
                                                    SHARES VOTED   OUTSTANDING SHARES  SHARES PRESENT
------------------------------------------------------------------------------------------------------
  For ...........................................      9,423,603          57.88%             62.93%
  Against .......................................        371,929           2.29%              2.48%
  Abstain .......................................         96,197           0.59%              0.64%
  Broker Non-Votes ..............................      5,083,673          31.23%             33.95%
------------------------------------------------------------------------------------------------------
  TOTAL .........................................     14,975,402          91.99%            100.00%




                                                              Annual Report | 33


Templeton China World Fund

ANNUAL MEETING OF SHAREHOLDERS, JUNE 12, 2003 (CONTINUED)


3e: To amend the Fund's fundamental investment restriction regarding investments in real estate:

------------------------------------------------------------------------------------------------------
                                                                         % OF               % OF
                                                    SHARES VOTED   OUTSTANDING SHARES  SHARES PRESENT
------------------------------------------------------------------------------------------------------
  For ..........................................       9,472,302         58.18%             63.25%
  Against ......................................         334,790          2.06%              2.24%
  Abstain ......................................          84,637          0.52%              0.57%
  Broker Non-Votes .............................       5,083,673         31.23%             33.95%
------------------------------------------------------------------------------------------------------
  TOTAL ........................................      14,975,402         91.99%            100.00%


3f: To amend the Fund's fundamental investment restriction regarding industry concentration:

------------------------------------------------------------------------------------------------------
                                                                         % OF               % OF
                                                    SHARES VOTED   OUTSTANDING SHARES  SHARES PRESENT
------------------------------------------------------------------------------------------------------
  For ..........................................       9,482,560         58.25%             63.32%
  Against ......................................         326,153          2.00%              2.18%
  Abstain ......................................          83,018          0.51%              0.55%
  Broker Non-Votes .............................       5,083,671         31.23%             33.95%
------------------------------------------------------------------------------------------------------
  TOTAL ........................................      14,975,402         91.99%            100.00%


Proposal 4. To approve the elimination of certain of the Fund's fundamental investment restrictions:

------------------------------------------------------------------------------------------------------
                                                                         % OF               % OF
                                                    SHARES VOTED   OUTSTANDING SHARES  SHARES PRESENT
------------------------------------------------------------------------------------------------------
  For ..........................................       9,427,059         57.91%             62.95%
  Against ......................................         373,847          2.30%              2.50%
  Abstain ......................................          90,823          0.56%              0.60%
  Broker Non-Votes .............................       5,083,673         31.22%             33.95%
------------------------------------------------------------------------------------------------------
  TOTAL ........................................      14,975,402         91.99%            100.00%


NOTE: DUE TO ROUNDING, THE PERCENTAGE TOTALS MAY NOT NECESSARILY AGREE WITH THE ARITHMETIC SUM OF THE FIGURES.




34 |  Annual Report

Templeton China World Fund



TRANSFER AGENT
Templeton Investors Services, LLC
100 Fountain Parkway
St. Petersburg, FL 33733-8030



SHAREHOLDER INFORMATION
The daily closing net asset value may be obtained when available by calling Franklin Templeton Fund Information after 7 a.m. pacific time any business day at 1-800/DIAL BEN(R) (1-800/342-5236). The Fund's net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.'s Mutual Fund Quotation Service ("NASDAQ MFQS"). Shareholders not receiving copies of the Reports to Shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund's mailing list by writing Templeton China World Fund, Inc., 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.



                                                              Annual Report | 35

Board Members and Officers

The name, age and address of the Fund's board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS
------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS           POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (71)           Trustee        Since 1993       142                        Director, Bar-S Foods (meat packing
 company).
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and
 President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
 FRANK J. CROTHERS (59)          Trustee        Since 1999       17                        None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman, Atlantic Equipment & Power Ltd.; Chairman, Ventures Resources Corporation (Vice Chairman 1996-2003); Vice
 Chairman, Caribbean Utilities Co. Ltd.; Director and President, Provo Power Company Ltd.; Director, Caribbean Electric
 Utility Services Corporation (Chairman until 2002); and director of various other business and nonprofit organizations.
------------------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (71)        Trustee        Since 1993       143                       None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
 ANDREW H. HINES, JR. (80)       Trustee        Since 1993       28                        None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Consultant, Triangle Consulting Group; and FORMERLY, Executive-in-Residence, Eckerd College (1991-2002); Chairman and Director,
 Precise Power Corporation (1990-1997); Director, Checkers Drive-In Restaurants, Inc. (1994-1997); and Chairman of the Board and
 Chief Executive Officer, Florida Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------



36 |  Annual Report


------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS           POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 EDITH E. HOLIDAY (51)           Trustee        Since 1996       92                         Director, Amerada Hess Corporation
 500 East Broward Blvd.                                                                     (exploration and refining of oil and
 Suite 2100                                                                                 gas); Hercules Incorporated (chemicals,
 Fort Lauderdale, FL 33394-3091                                                             fibers and resins); Beverly Enterprises,
                                                                                            Inc. (health care); H.J. Heinz Company
                                                                                            (processed foods and allied products);
                                                                                            RTI International Metals, Inc.
                                                                                            (manufacture and distribution of
                                                                                            titanium); and Canadian National Railway
                                                                                            (railroad).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
 Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and
 Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury
 Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
 BETTY P. KRAHMER (74)           Trustee        Since 1993       21                        None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various civic associations; and FORMERLY, Economic Analyst, U.S. government.
------------------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (75)          Trustee        Since 1993       142                       Director, White Mountains Insurance
 500 East Broward Blvd.                                                                    Group, Ltd. (holding company); Martek
 Suite 2100                                                                                Biosciences Corporation; MedImmune, Inc.
 Fort Lauderdale, FL 33394-3091                                                            (biotechnology); Overstock.com (Internet
                                                                                           services); and Spacehab, Inc. (aerospace
                                                                                           services); and FORMERLY, Director, MCI
                                                                                           Communication Corporation (subsequently
                                                                                           known as MCI WorldCom, Inc. and
                                                                                           WorldCom, Inc.) (communications
                                                                                           services) (1988-2002).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
 (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------
 FRED R. MILLSAPS (74)           Trustee        Since 1993       28                        None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various business and nonprofit organizations; manager of personal investments (1978-present); and FORMERLY,
 Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President, Florida Power
 and Light (1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
------------------------------------------------------------------------------------------------------------------------------------




                                                              Annual Report | 37

------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS           POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 FRANK A. OLSON (71)
 500 East Broward Blvd.          Trustee        Since May 2003   17                         Director, Becton, Dickinson and Co.
 Suite 2100                                                                                 (medical technology); White Mountains
 Fort Lauderdale, FL 33394-3091                                                             Insurance Group Ltd. (holding company);
                                                                                            and Amerada Hess Corporation
                                                                                            (exploration and refining of oil and
                                                                                            gas).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, The Hertz Corporation (car rental) (since 1980) (Chief Executive Officer 1977-1999); and
 FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------
 CONSTANTINE D.                  Trustee        Since 1999       17                         None
 TSERETOPOULOS (49)
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology
 Fellow, University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
------------------------------------------------------------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS


------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS           POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **NICHOLAS F. BRADY (73)        Trustee        Since 1993       21                       Director, Amerada Hess Corporation
 500 East Broward Blvd.                                                                   (exploration and refining of oil and
 Suite 2100                                                                               gas); and C2, Inc. (operating and
 Fort Lauderdale, FL 33394-3091                                                           investment business); and FORMERLY,
                                                                                          Director, H.J. Heinz Company (processed
                                                                                          foods and allied products) (1987-1988;
                                                                                          1993-2003).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Templeton Emerging Markets Investment Trust PLC, Darby Overseas Investments, Ltd., Darby Emerging Markets
Investments LDC and Darby Technology Ventures Group, LLC (investment firms) (1994-present); Director, Templeton Capital
Advisors Ltd. and Franklin Templeton Investment Fund; and FORMERLY, Secretary of the United States Department of the
Treasury (1988-1993); Chairman of the Board, Dillon, Read & Co., Inc. (investment banking) (until 1988); and U.S.
Senator, New Jersey (April 1982-December 1982).
------------------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (70)       Trustee,       Trustee and      142                      None
 One Franklin Parkway            Chairman of    Chairman of
 San Mateo, CA 94403-1906        the Board      the Board
                                 and Vice       since 1995
                                 President      and Vice
                                                President
                                                since 1993

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
 President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in
 Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------



38 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS           POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (58)            Vice President Since 1996       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
 Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JEFFERY A. EVERETT (39)         Vice President Since 2001       Not Applicable             None
 PO Box N-7759
 Lyford Cay, Nassau, Bahamas

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin
 Templeton Investments; and FORMERLY, Investment Officer, First Pennsylvania Investment Research (until 1989).
------------------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (43)         Vice President Since 1993       Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC;
 Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and
 Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive
 Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief
 Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (56)           Senior Vice    Since 2002       Not Applicable            None
 500 East Broward Blvd.          President and
 Suite 2100                      Chief
 Fort Lauderdale, FL 33394-3091  Executive
                                 Officer -
                                 Finance and
                                 Administration

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (56)              Vice President Since 2000       Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin
 Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President,
 Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 39

------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS           POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (55)           Vice President Vice President   Not Applicable             None
 One Franklin Parkway            and Secretary  since 2000 and
 San Mateo, CA 94403-1906                       Secretary since
                                                1996

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and Deputy General Counsel, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide,
 Inc.; Secretary, Franklin Mutual Advisers, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management,
 Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S.
 Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court
 (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
 RUPERT H. JOHNSON, JR. (63)     Vice President Since 1996       Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
 Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin
 Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JOHN R. KAY (63)                Vice President Since 1994       Not Applicable            None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice
 President, Franklin Templeton Services, LLC; and officer of one of the other subsidiaries of Franklin Resources, Inc.
 and of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller,
 Keystone Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (66)          Vice President Since 2002       Not Applicable           Director, FTI Banque, Arch Chemicals,
 600 Fifth Avenue                - AML                                                    Inc. and Lingnan Foundation
 Rockefeller Center              Compliance
 New York, NY 10048-0772

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------------
 MARK MOBIUS (67)                President and  President since  Not Applicable           None
 17th Floor, The Chater House    Chief          1993 and Chief
 8 Connaught Road                Executive      Executive
 Central                         Officer -      Officer -
 Hong Kong                       Investment     Investment
                                 Management     Management
                                                since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Portfolio Manager of various Templeton advisory affiliates; Managing Director, Templeton Asset Management Ltd.; Executive Vice
 President and Director, Templeton Global Advisors Limited; officer of six of the investment companies in Franklin Templeton
 Investments; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc.; and FORMERLY,
 President, International Investment Trust Company Limited (investment manager of Taiwan R.O.C. Fund) (1986-1987); and Director,
 Vickers da Costa, Hong Kong (1983-1986).
------------------------------------------------------------------------------------------------------------------------------------



40 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS           POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 BRUCE S. ROSENBERG (41)         Treasurer and  Treasurer        Not Applicable             None
 500 East Broward Blvd.          Chief          since 2000
 Suite 2100                      Financial      and Chief
 Fort Lauderdale, FL 33394-3091  Officer        Financial
                                                Officer
                                                since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)          Vice President Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia)
 Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------


**We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson is considered an interested person of the Trust under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Trust's adviser and distributor. Nicholas F. Brady is considered an interested person of the Trust under the federal securities laws due to his business affiliations with Resources and Templeton Global Advisors Limited. On August 4, 2003, Resources announced that it had signed a definitive agreement under which it will acquire all of Darby Overseas Investments, Ltd. (Darby Investments) and the remaining portion not currently owned by Resources of Darby Overseas Partners, L.P. (Darby Partners). Mr. Brady will continue as Chairman of Darby Investments, which is the corporate general partner of Darby Partners. In addition, Darby Partners and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P. (DEMF). Mr. Brady will also continue to serve as Chairman of the corporate general partner of DEMF, and Darby Partners and Darby Investments own 100% of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC (DTV) in which Darby Partners is a significant investor and for which Darby Partners has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby--BBVA Latin America Private Equity Fund, L.P. (DBVA), a private equity fund in which Darby Partners is a significant investor, and the general partner of which Darby Partners controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF FRED R. MILLSAPS AND FRANK A. OLSON AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MESSRS. MILLSAPS AND OLSON QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. MILLSAPS, WHO IS CURRENTLY A DIRECTOR OF VARIOUS BUSINESS AND NONPROFIT ORGANIZATIONS, HAS SERVED AS A MEMBER AND CHAIRMAN OF THE FUND AUDIT COMMITTEE SINCE INCEPTION AND WAS FORMERLY CHAIRMAN AND CHIEF EXECUTIVE OFFICER OF LANDMARK BANKING CORPORATION AND FINANCIAL VICE PRESIDENT OF FLORIDA POWER AND LIGHT. MR. OLSON, WHO CURRENTLY SERVES AS CHAIRMAN OF THE BOARD OF THE HERTZ CORPORATION AND WAS ITS CHIEF EXECUTIVE OFFICER FROM 1977 TO 1999, IS A DIRECTOR AND AUDIT COMMITTEE MEMBER OF AMERADA HESS CORPORATION AND WHITE MOUNTAINS INSURANCE GROUP, LTD. AND A FORMER PRESIDENT AND CHIEF EXECUTIVE OFFICER OF UNITED AIRLINES. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. MILLSAPS AND MR. OLSON HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MESSRS. MILLSAPS AND OLSON ARE INDEPENDENT TRUSTEES AS THAT TERM IS DEFINED UNDER THE APPLICABLE SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.



                                                              Annual Report | 41

Templeton China World Fund

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention:
Proxy Group.





42 |  Annual Report






      [LOGO OMITTED]
FRANKLIN[R] TEMPLETON[R]    One Franklin Parkway
       INVESTMENTS          San Mateo, CA 94403-1906




WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.



ANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON CHINA WORLD FUND


AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton China World Fund prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



188 A2003 10/03









ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERTS ARE FRED R. MILLSAPS AND FRANK A. OLSON, WHO ARE "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A



ITEM 9. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND BRUCE S. ROSENBERG, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND BRUCE S. ROSENBERG, CHIEF FINANCIAL OFFICER



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date  October 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date  October 31, 2003


By /s/BRUCE S. ROSENBERG
Chief Financial Officer
Date  October 31, 2003